UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22085

Tortoise Total Return Fund, LLC
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2010

Item 1. Report to Stockholders.

Tortoise Total Return Fund, LLC
STATEMENT OF FINANCIAL CONDITION

December 31, 2010
Assets
Cash	$347,905
Receivable for investments sold	525,106
Receivable for Adviser expense reimbursement	25,917
Dividends receivable	15
Total assets	$898,943

Liabilities and Members' Capital
Liabilities
Payable to Members	$710,100
Payable to Adviser	112,305
Accrued expenses and other liabilities	76,538
Total liabilities	898,943
Members' capital (0 units outstanding)	-
Total liabilities and members' capital	$898,943
Membership unit value (members' capital divided by
units outstanding at end of period)	$-

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF OPERATIONS
Year Ended December 31, 2010
Investment Income
Distributions from master limited partnerships	$2,058,442
Less return of capital on distributions	(1,942,728)
Net distributions from master limited partnerships	115,714
Dividends from money market mutual funds	232
Total Investment Income	115,946

Operating Expenses
Advisory fees	426,873
Professional fees	65,062
Fund accounting fees	30,000
Insurance expense	28,490
Directors' fees	28,324
Administrator fees	15,000
Custodian fees and expenses	3,299
Franchise tax fees	655
Other expenses	1,320
Total Operating Expenses	599,023
Less expense reimbursement by Adviser	(98,509)
Net Expenses	500,514
Net Investment Loss	(384,568)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	17,444,009
Net unrealized depreciation of investments	(8,460,322)
Net Realized and Unrealized Gain on Investments	8,983,687

Net Increase in Members' Capital Resulting from Operations	$8,599,119

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL

	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations
Net investment loss	$(384,568)	$(322,040)
Net realized gain (loss) on investments	17,444,009	(1,946,299)
Net unrealized appreciation (depreciation) of investments	(8,460,322)	13,745,655
Net increase in members' capital resulting from operations	8,599,119	11,477,316
Capital Transactions
Proceeds from issuance of 2,256.780 and 4,152.479 units, respectively	2,000,000	3,000,000
Redemption of 33,883.603 units (Note 1)	(38,662,268)	-
Net increase (decrease) in members' capital resulting from capital transactions	(36,662,268)	3,000,000
Total increase (decrease) in members' capital	(28,063,149)	14,477,316
Members' Capital
Beginning of year	28,063,149	13,585,833
End of year	$-	$28,063,149

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
FINANCIAL HIGHLIGHTS
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from June 29, 2007 (1) through December 31, 2007

Per Unit Data (2)
Membership Unit Value, beginning of period	$887.32		$494.49		$957.24		$-
Offering price	-		-		-		1,000.00
Income (loss) from Investment Operations:
Net investment loss(3) (4)	(11.85)		(11.16)		(8.48)		(6.29)
Net realized and unrealized gain (loss) on investments (4)	(875.47)		403.99		(454.27)		(36.47)
Total increase (decrease) from investment operations	(887.32)		392.83		(462.75)		(42.76)
Membership Unit Value, end of period	$-		$887.32		$494.49		$957.24
Total Investment Return (5)	28.43%		79.44%		(48.34	) %	(4.28	) %

Supplemental Data and Ratios
Members' capital, end of period (000's)	-		$28,063		$13,586		$20,294
Ratio of expenses to average members' capital before expense reimbursement (6)	1.82%		2.31%		3.14%		3.64%
Ratio of expenses to average members' capital after expense reimbursement (6)	1.52%		2.01%		3.14%		2.57%
Ratio of net investment loss to average members' capital before expense reimbursement (6)	(1.47	) %	(1.92	) %	(1.12	) %	(2.35	) %
Ratio of net investment loss to average members' capital after expense reimbursement (6)	(1.17	) %	(1.62	) %	(1.12	) %	(1.28	) %
Portfolio turnover rate (6)	38.65%		30.55%		60.61%		4.36%

(1) Commencement of Operations.
(2) Information presented relates to a unit outstanding for the entire period.
(3) Per unit data calculated using the average units outstanding method.
(4) The per unit data for the periods ended December 31, 2009, 2008 and 2007 does not reflect the change in estimate of investment income and return of capital for the respective period. See Note 2C to the financial statements for further disclosure.
(5) Not annualized for periods less than a year. Total investment return is calculated assuming the purchase of a unit at the offering price or membership unit value at the beginning of the period and a sale at the membership unit value at the end of the period.
(6) Annualized for periods less than a year.

See accompanying Notes to the Financial Statements.

TORTOISE TOTAL RETURN FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2010

1.	Organization
Tortoise Total Return Fund, LLC (the "Company"), organized as a Delaware limited liability company on May 17, 2007, was created to provide an efficient vehicle for institutions to gain exposure to the energy infrastructure sector, primarily publicly traded master limited partnerships (MLPs) and their affiliates.  The Company is a non-diversified, closed-end management investment company under the Investment Company Act of 1940.  The Company is treated as a partnership for federal income tax purposes.  The business and affairs of the Company are managed by the Board of Directors, a majority of which are not interested persons of the Adviser or its affiliates.  The Company commenced operations on June 29, 2007 and began the process of liquidation on December 21, 2010.  Between December 21, 2010 and December 31, 2010 the Company redeemed all 33,883.603 units outstanding to members, with final payouts made in early January 2011.  No adjustments to the assets or liabilities of the Company were required as a result of the liquidation as (a) the investments were already reflected at their fair value, (b) receivables and other assets were already reflected at their net realizable value, and (c) no additional expenses were incurred in relation to the liquidation.

2.	Significant Accounting Policies
A. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation – The Company primarily owned securities that were listed on a securities exchange or over-the-counter market. The Company valued those securities at their last sale price on that exchange on the valuation date.  If the security was listed on more than one exchange, the Company used the price from the exchange that it generally considered to be the principal exchange on which the security was traded. Securities listed on the NASDAQ were valued at the NASDAQ Official Closing Price, which did not necessarily represent the last sale price.  If there had been no sale on such exchange or over-the-counter market on such day, the security was valued at the mean between the last bid price and last ask price on such day.

C. Security Transactions and Investment Income – Security transactions were accounted for on the date the securities were purchased or sold (trade date).  Realized gains and losses were reported on an identified cost basis.  Interest income, if any, was recognized on the accrual basis, including amortization of premiums and accretion of discounts.  Dividend and distribution income was recorded on the ex-dividend date.  Distributions received from investments in master limited partnerships (“MLPs”) generally were comprised of ordinary income, capital gains and return of capital from the MLP.  Investment income and return of capital was recorded based on estimates made at the time such distributions were received.  Such estimates were based on historical information available from each MLP and other industry sources.

For the period from January 1, 2009 through December 31, 2009, the Company estimated the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations.  For this period, the Company had estimated approximately 13 percent as investment income and approximately 87 percent as return of capital.

Subsequent to December 31, 2009, the Company reallocated the amount of investment income and return of capital it recognized for the period from January 1, 2009 through December 31, 2009 based on the 2009 tax reporting information received from the individual portfolio companies. This reclassification amounted to a decrease in net investment income of approximately $105,500 or $3.115 per membership unit, an increase in unrealized appreciation of investments of approximately $91,100 or $2.689 per membership unit and an increase in realized gains on investments of approximately $14,400 or $0.426 per membership unit in the accompanying Statement of Operations.

D. Distributions to Members – In late December 2010 and early January 2011, the Company made liquidating distributions related to the full redemption of member units.

E.  Capital Accounts and Allocation of Income, Loss and Credits – The Company maintained a separate capital account for each member.  In general, the capital account of each member was increased by the amount of money contributed by the member to purchase units and by any income and gain allocated to the member.  The capital account of each member was reduced by any amounts of money distributed to the member and by any loss allocated to the member.  The Company generally allocated income, loss and credits to each member in accordance with its percentage interest, including allocations for tax purposes.

F.  Unit Issuances and Redemptions - The number of units issued was determined by dividing the total contribution made by the member by the membership unit value as determined at any time within two business days prior to the closing of such issuance in accordance with Section 23(b) of the 1940 Act.  Units repurchased were at a price equal to the membership unit value as of the close of the business day on the valuation date.  In-kind distributions of securities were valued at fair value in accordance with the terms of the Company’s Operating Agreement.

G. Federal, State and Local Taxation – The Company is treated as a partnership for federal income tax purposes.  As such, the Company will not be subject to federal income tax.  Instead, each investor will be required to report on its federal income tax returns its allocable share of the Company’s ordinary income or loss, capital gain or loss, credits, tax preferences and other tax items for each tax year of the Company ending within or with such investor’s tax year, however, possibly subject to various limitations on the use of losses and deductions.  In addition to federal income tax consequences, the Company may be subject to various state and local taxes and investors may have state and local tax consequences with respect to their investment.  The MLPs in which the Company invested operated in several states and investors may have state and local tax reporting in any state in which these MLPs operated.

As of December 31, 2010, the aggregate cost of securities for federal income tax purposes was $0 as no securities were held.

H. Indemnifications - Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts that provide general indemnification to other parties. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements
The Company had an Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”). Under the terms of the agreement, the Company paid the Adviser a fee equal to an annual rate of 1.30 percent of the Company's average monthly total assets (including any assets attributable to leverage) minus the sum of accrued liabilities (other than debt entered into for purposes of leverage and the aggregate liquidation preference of outstanding preferred shares, if any) ("Managed Assets"), in exchange for the investment advisory services provided.

The Adviser contractually agreed to waive fees in the amount of 0.30 percent of average monthly Managed Assets for the period from January 1, 2010 through December 31, 2010. The management fee was paid quarterly within five days after the end of each calendar quarter.

U.S. Bancorp Fund Services, LLC serves as the Company's fund and investor accounting service provider.  The Company paid the fund and investor accounting service provider a monthly fee computed at an annual rate of 0.04 percent of the first $1,000,000,000 of the Company's Managed Assets, 0.03 percent on the next $1,000,000,000 of Managed Assets and 0.02 percent on the balance of the Company's Managed Assets, subject to a minimum annual fee of $30,000.

U.S. Bancorp Fund Services, LLC also serves as the Company's administrator.  The Company paid the administrator a monthly fee computed at an annual rate of 0.0125 percent of the Company's Managed Assets, subject to a minimum annual fee of $15,000.

U.S. Bank, N.A. serves as the Company's custodian. The Company paid the custodian a monthly fee computed at an annual rate of 0.004 percent of the Company’s portfolio assets, plus portfolio transaction fees.

4.	Investment Transactions
For the year ended December 31, 2010, the Company purchased (at cost) and sold securities (proceeds received) in the amount of $11,750,673 and $16,903,803 (excluding short-term and government securities), respectively.

5.	Members’ Units
The Company did not have any units authorized and outstanding at December 31, 2010.  Transactions in members’ units for the year ended December 31, 2010, were as follows:

Members’ units at December 31, 2009	31,626.823
Units issued to members	2,256.780
Units redeemed by members	33,883.603
Members’ units at December 31, 2010	-

6.	Subsequent Events
The Company has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Members
Tortoise Total Return Fund, LLC

We have audited the accompanying statement of financial condition of Tortoise Total Return Fund, LLC (the Company), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tortoise Total Return Fund, LLC at December 31, 2010, the results of its operations for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and its financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Kansas City, Missouri
February 22, 2011

Company Officers and Directors (Unaudited)
December 31, 2010

Name and Age*	Position(s) Held With Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director1	Other Public Company Directorships Held
Independent Directors
Conrad S. Ciccotello (Born 1960)	Director since 2007	Tenured Associate Professor of Risk Management and Insurance, Robinson College of Business, Georgia State University (faculty member since 1999); Director of Graduate Personal Financial Planning Programs; Formerly Editor, “Financial Services Review” (an academic journal dedicated to the study of individual financial management) (2001-2007); Published several academic and professional journal articles about energy infrastructure and MLPs.	7	None
John R. Graham (Born 1945)	Director since 2007
Executive-in-Residence and Professor of Finance (part-time), College of Business Administration, Kansas State University (has served as a professor or adjunct professor since 1970); Chairman of the Board, President and CEO, Graham Capital Management, Inc., primarily a real estate development, investment and venture capital company; Owner of Graham Ventures, a business services and venture capital firm; Part-time Vice President Investments, FB Capital Management, Inc. (a registered investment adviser), since 2007; formerly, CEO, Kansas Farm Bureau Financial Services, including seven affiliated insurance or financial service companies (1979-2000).
			7	None
Charles E. Heath (Born 1942)	Director since 2007	Retired in 1999, Formerly Chief Investment Officer, GE Capital’s Employers Reinsurance Corporation (1989-1999). Chartered Financial Analyst (“CFA”) designation since 1974.	7	None

(1)
This number includes Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Energy Capital Corporation (“TYY”), Tortoise North American Energy Corporation (“TYN”), Tortoise Capital Resources Corporation (“TTO”), Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), Tortoise MLP Fund, Inc. (“NTG”) and the Company. Our Adviser also serves as the investment adviser to TYG, TYY, TYN, TTO, TPZ, and NTG.

*	The address of each director and officer is 11550 Ash Street, Suite 300, Leawood, Kansas 66211.

Company Officers and Directors (Unaudited)
December 31, 2010 (Continued)

Name and Age*	Position(s) Held With Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director1	Other Public Company Directorships Held
Interested Directors and Officers(2)
H. Kevin Birzer (Born 1959)	Director and Chairman of the Board since 2007	Managing Director of the Adviser since 2002; Member, Fountain Capital Management, LLC (“Fountain Capital”), a registered investment adviser, (1990-May 2009); Director and Chairman of the Board of each of TYG, TYY, TYN, TTO, TPZ, and NTG since its inception; Vice President, Corporate Finance Department, Drexel Burnham Lambert (1986-1989); Vice President, F. Martin Koenig & Co., an investment management firm (1983-1986). CFA designation since 1988.	7	None
Terry Matlack (Born 1956)	Chief Financial Officer since 2007
Managing Director of the Adviser since 2002; Full-time Managing Director, Kansas City Equity Partners, LC (“KCEP”) (2001-2002); Formerly President, GreenStreet Capital, a private investment firm (1998-2001); Director of each of the Company, TYG, TYY, TYN, TTO, and TPZ from its inception to September 15, 2009; Chief Executive Officer of NTG since 2010; Chief Financial Officer of each of TYG, TYY, TYN, TPZ, and TTO since its inception; Chief Compliance Officer of TYG from 2004 through May 2006 and of each of TYY and TYN from their inception through May 2006; Treasurer of each of TYG, TYY and TYN from their inception to November 2005; Assistant Treasurer of the Company from inception to April 2009, of TYG, TYY and TYN from November 2005 to April 2008, and of TTO from its inception to April 2008. CFA designation since 1985.
			N/A	Epiq Systems, Inc.
David J. Schulte (Born 1961)	President since 2007
Managing Director of the Adviser since 2002; Full-time Managing Director, KCEP (1993-2002); Chief Executive Officer of the Company from 2007 to December 2008; President and Chief Executive Officer of TYG since 2003, of TYY since 2005 and of TPZ since inception; Chief Executive Officer of TYN since 2005 and President of TYN from 2005 to September 2008; Chief Executive Officer of TTO since 2005 and President of TTO from 2005 to April 2007; Senior Vice President of NTG since 2010; CFA designation since 1992.
			N/A	None
Zachary A. Hamel (Born 1965)	Senior Vice President since 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital (1997-present). Senior Vice President of each of TYY and TTO since 2005, of TYG, TYN and TPZ since 2007; President of NTG since 2010; Secretary of each of TYG, TYY, TYN and TTO from their inception to April 2007. CFA designation since 1998.
			N/A	None
Kenneth P. Malvey (Born 1965)	Chief Executive Officer since 2008; Senior Vice President and Treasurer since 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital (2002-present); formerly, Investment Risk Manager and member of the Global Office of Investments, GE Capital’s Employers Reinsurance Corporation (1996-2002); Treasurer of each of TYG, TYY, TYN and TTO since 2005, and of TPZ and NTG since their inception; Senior Vice President of each of TYY and TTO since 2005, of each of TYG, TYN and TPZ since 2007, and of NTG since its inception; Assistant Treasurer of each of TYG, TYY and TYN from their inception to November 2005; CFA designation since 1996.
			N/A	None

(1)	This number includes TYG, TYY, TYN, TTO, TPZ, NTG and the Company. Our Adviser also serves as the investment adviser to TYG, TYY, TYN, TTO, TPZ, and NTG.

(2)	As a result of their respective positions held with our Adviser or its affiliates, these individuals are considered “interested persons” within the meaning of the 1940 Act.

*	The address of each director and officer is 11550 Ash Street, Suite 300, Leawood, Kansas 66211.

Additional Information (Unaudited)

Director and Officer Compensation
The Company does not compensate any of its directors who are interested persons nor any of its officers.  For the year ended December 31, 2010, the aggregate compensation paid by the Company to the independent directors was $28,000.  The Company did not pay any special compensation to any of its directors or officers.

Forward-Looking Statements
This report contains “forward-looking statements” within the meaning of the Securities Act of 1933. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements.

Proxy Voting Policies
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information regarding how the Company voted proxies relating to the portfolio of securities during the 12-month period ended June 30, 2010 are available to stockholders (i) without charge, upon request by calling the Company at (913) 981-1020 or toll-free at (866) 362-9331 and (ii) on the SEC’s Web site at www.sec.gov.

Form N-Q
The Company files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Company’s Form N-Q is available without charge upon request by calling the Company at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Company’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement of Additional Information
The Statement of Additional Information (“SAI”) includes additional information about the Company’s directors and is available upon request without charge by calling the Company at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.

Privacy Policy
In order to conduct its business, the Company collects and maintains certain nonpublic personal information about its unit holders of record with respect to their transactions in shares of the Company’s securities.  This information includes the unit holder’s address, tax identification or Social Security number, share balances, and dividend elections.

We do not disclose any nonpublic personal information about you, the Company’s other unit holders or the Company’s former unit holders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about the Company’s unit holders to those employees who need to know that information to provide services to our unit holders.  We also maintain certain other safeguards to protect your nonpublic personal information.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s President and Chief Executive Officer and its Chief Financial Officer.  The Registrant has not made any amendments to this code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that there is at least one “audit committee financial expert” serving on its audit committee. Mr. Conrad Ciccotello is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  In addition to his experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing or evaluation of financial statements, Mr. Ciccotello has a Ph.D. in Finance.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the approximate amounts of aggregate fees billed to the Registrant for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$29,000	$29,000
Audit-Related Fees	—	—
Tax Fees	$6,000	$10,000
All Other Fees	—	—
Aggregate Non-Audit Fees	$6,000	$10,000

The audit committee has adopted pre-approval polices and procedures that require the audit committee to pre-approve (i) the selection of the Registrant’s independent registered public accounting firm, (ii) the engagement of the independent registered public accounting firm to provide any non-audit services to the Registrant, (iii) the engagement of the independent registered public accounting firm to provide any non-audit services to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, and (iv) the fees and other compensation to be paid to the independent registered public accounting firm.  The Chairman of the audit committee may grant the pre-approval of any engagement of the independent registered public accounting firm for non-audit services of less than $10,000, and such delegated pre-approvals will be presented to the full audit committee at its next meeting.  Under certain limited circumstances, pre-approvals are not required under securities law regulations for certain non-audit services below certain de minimus thresholds. Since the adoption of these policies and procedures, the audit committee has pre-approved all audit and non-audit services provided to the Registrant by the principal accountant.  None of these services provided by the principal accountant were approved by the audit committee pursuant to the de minimus exception under Rule 2.01(c)(7)(i)(C) or Rule 2.01(c)(7)(ii) of Regulation S-X.  All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

In the Registrant’s fiscal years ended December 31, 2010 and 2009, the Adviser paid approximately $88,000 and $130,000 in fees, respectively, for research and consultations relating to fund structure, tax and accounting, and audit-related fees relating to closed-end management investment companies prior to its initial public offerings.  These non-audit services were not required to be preapproved by the Registrant’s audit committee.  No entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant, has paid to, or been billed for fees by, the principal accountant for non-audit services rendered to the Adviser or such entity during the Registrant’s last two fiscal years.  The audit committee has considered whether the principal accountant’s provision of services (other than audit services) to the Registrant, the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides services to the Registrant is compatible with maintaining the principal accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, and is comprised of Mr. Conrad S. Ciccotello, Mr. John R. Graham and Mr. Charles E. Heath.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Copies of the proxy voting policies and procedures of the Registrant and the Adviser are attached hereto as Exhibit 99.VOTEREG and Exhibit 99.VOTEADV, respectively.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Unless otherwise indicated, information is presented as of December 31, 2010.

Portfolio Managers

Management of the Registrant’s portfolio is the responsibility of a team of portfolio managers consisting of H. Kevin Birzer, Terry Matlack, David J. Schulte, Zachary A. Hamel and Kenneth P. Malvey, all of whom are Managers of the Adviser, comprise the investment committee of the Adviser and share responsibility for such investment management. All decisions to invest in a portfolio company must be approved by the unanimous decision of the Adviser’s investment committee and any one member of the Adviser’s investment committee can require the Adviser to sell a security or can veto the investment committee’s decision to invest in a security.  Biographical information about each member of the Adviser’s investment committee as of the date of this filing is set forth below.

Name and Age*	Position(s) Held with Company and Length of Time Served	Principal Occupation During Past Five Years
H. Kevin Birzer (Born 1959)	Director and Chairman of the Board since 2007
Managing Director of our Adviser since 2002; Member, Fountain Capital Management (1990-May 2009); Vice President, Corporate Finance Department, Drexel Burnham Lambert (1986-1989); formerly, Vice President, F. Martin Koenig & Co., an investment management firm (1983-1986); CFA designation since 1988.

Terry Matlack (Born 1956)	Chief Financial Officer since 2007
Managing Director of the Adviser since 2002; Full-time Managing Director, Kansas City Equity Partners, LC (“KCEP”) (2001-2002); Formerly President, GreenStreet Capital, a private investment firm (1998-2001); Director of each of the Company, Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Energy Capital Corporation (“TYY”), Tortoise North American Energy Corporation (“TYN”), Tortoise Capital Resources Corporation (“TTO”), and Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”) from its inception to September 15, 2009; Chief Executive Officer of Tortoise MLP Fund, Inc. (“NTG”) since 2010; Chief Financial Officer of each of TYG, TYY, TYN, TPZ, and TTO since its inception; Chief Compliance Officer of TYG from 2004 through May 2006 and of each of TYY and TYN from their inception through May 2006; Treasurer of each of TYG, TYY and TYN from their inception to November 2005; Assistant Treasurer of the Company from inception to April 2009, of TYG, TYY and TYN from November 2005 to April 2008, and of TTO from its inception to April 2008. CFA designation since 1985.

David J. Schulte (Born 1961)	President since 2007
Managing Director of the Adviser since 2002; Full-time Managing Director, KCEP (1993-2002); Chief Executive Officer of the Company from 2007 to December 2008; President and Chief Executive Officer of TYG since 2003, of TYY since 2005 and of TPZ since inception; Chief Executive Officer of TYN since 2005 and President of TYN from 2005 to September 2008; Chief Executive Officer of TTO since 2005 and President of TTO from 2005 to April 2007; Senior Vice President of NTG since 2010; CFA designation since 1992.

Zachary A. Hamel (Born 1965)	Senior Vice President since 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital (1997-present). Senior Vice President of each of TYY and TTO since 2005, of TYG, TYN and TPZ since 2007; President of NTG since 2010; Secretary of each of TYG, TYY, TYN and TTO from their inception to April 2007. CFA designation since 1998.

Kenneth P. Malvey (Born 1965)	Chief Executive Officer since 2008; Senior Vice President and Treasurer since 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital (2002-present); formerly, Investment Risk Manager and member of the Global Office of Investments, GE Capital’s Employers Reinsurance Corporation (1996-2002); Treasurer of each of TYG, TYY, TYN and TTO since 2005, and of TPZ and NTG since their inception; Senior Vice President of each of TYY and TTO since 2005, of each of TYG, TYN and TPZ since 2007, and of NTG since its inception; Assistant Treasurer of each of TYG, TYY and TYN from their inception to November 2005; CFA designation since 1996.

*The address of each director and officer is 11550 Ash Street, Suite 300, Leawood, Kansas 66211.

Mr. Birzer also serves as director and Chairman of the Board of TYN, TYY, TYG, TPZ, and NTG, registered closed-end management investment companies, as well as TTO, a closed-end management investment company that has elected to be regulated as a business development company.  The Adviser also serves as the investment adviser to TYN, TYY, TTO, TYG, TPZ and NTG.

The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2010:

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
H. Kevin Birzer
Registered investment companies	7	$4,468,551,012	0	—
Other pooled investment vehicles	5	$164,063,608	1	$95,803,625
Other accounts	431	$1,486,414,959	0	—
Zachary A. Hamel
Registered investment companies	7	$4,468,551,012	0	—
Other pooled investment vehicles	7	$225,792,601	1	$95,803,625
Other accounts	443	$2,609,060,663	0	—
Kenneth P. Malvey
Registered investment companies	7	$4,468,551,012	0	—
Other pooled investment vehicles	7	$225,792,601	1	$95,803,625
Other accounts	443	$2,609,060,663	0	—
Terry Matlack
Registered investment companies	7	$4,468,551,012	0	—
Other pooled investment vehicles	5	$164,063,608	1	$95,803,625
Other accounts	431	$1,486,414,959	0	—
David J. Schulte
Registered investment companies	7	$4,468,551,012	0	—
Other pooled investment vehicles	5	$164,063,608	1	$95,803,625
Other accounts	431	$1,486,414,959	0	—

Material Conflicts of Interest

Conflicts of interest may arise from the fact that the Adviser and its affiliates carry on substantial investment activities for other clients, in which the Registrant has no interest, some of which may have investment strategies similar to the Registrant. The Adviser or its affiliates may have financial incentives to favor certain of these accounts over the Registrant. For example, the Adviser may have an incentive to allocate potentially more favorable investment opportunities to other funds and clients that pay the Adviser an incentive or performance fee.  Performance and incentive fees also create the incentive to allocate potentially riskier, but potentially better performing, investments to such funds and other clients in an effort to increase the incentive fee.  The Adviser also may have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund, which, in turn, may result in an incentive fee being paid to the Adviser by that other fund.  Any of their proprietary accounts or other customer accounts may compete with the Registrant for specific trades. The Adviser or its affiliates may give advice and recommend securities to, or buy or sell securities for, other accounts and customers, which advice or securities recommended may differ from advice given to, or securities recommended or bought or sold for, the Registrant, even though their investment objectives may be the same as, or similar to, the Registrant’s objectives.  When two or more clients advised by the Adviser or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold will be allocated among the clients on a good faith equitable basis by the Adviser in its discretion and in accordance with the clients’ various investment objectives and the Adviser’s procedures.  In some cases, this system may adversely affect the price or size of the position the Registrant may obtain or sell. In other cases, the Registrant’s ability to participate in volume transactions may produce better execution for it.

The Adviser also serves as investment adviser for six publicly traded closed-end management investment companies, all of which invest in the energy sector.

Situations may occur when the Registrant could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for their other accounts. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for the Registrant or the other accounts, thereby limiting the size of the Registrant’s position; (2) the difficulty of liquidating an investment for the Registrant or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in private placement securities under the Investment Company Act of 1940. The Registrant’s investment opportunities may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

Under the Investment Company Act of 1940, the Registrant and its affiliated companies may be precluded from co-investing in negotiated private placements of securities.  Except as permitted by law, the Registrant will not co-invest with its affiliates in negotiated private transactions.  To the extent the Registrant is precluded from co-investing, the Adviser will observe a policy for allocating negotiated private investment opportunities among its clients that takes into account the amount of each client’s available cash and its investment objectives.  These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to the Registrant.

To the extent that the Adviser sources and structures private investments in master limited partnerships (“MLPs”), certain employees of the Adviser may become aware of actions planned by MLPs, such as acquisitions, which may not be announced to the public.  It is possible that the Registrant could be precluded from investing in or selling securities of an MLP about which the Adviser has material, non-public information; however, it is the Adviser’s intention to ensure that any material, non-public information available to certain employees of the Adviser is not shared with the employees responsible for the purchase and sale of publicly traded MLP securities.  The Registrant’s investment opportunities also may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on the Registrant’s behalf.  As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for the Registrant.  Further, the Adviser may at some time in the future, manage other investment funds with the same investment objective as the Registrant’s.

Compensation

None of Messrs. Birzer, Hamel, Malvey, Matlack or Schulte receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above. All such accounts are managed by the Adviser or Fountain Capital. Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are full-time employees of the Adviser and receive a fixed salary for the services they provide. They are also eligible for an annual cash bonus and awards of common interests in the Adviser’s parent company based on the Adviser’s earnings and the satisfaction of certain other conditions.  Additional benefits received by Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are normal and customary employee benefits generally available to all salaried employees.  Each of Messrs. Birzer, Hamel, Malvey, Matlack and Schulte own an equity interest in Tortoise Holdings, LLC which wholly owns the Adviser, and each thus benefits from increases in the net income of the Adviser.

Securities Owned in the Registrant by Portfolio Managers

The following table provides information about the dollar range of equity securities in the Registrant beneficially owned by each of the portfolio managers as of December 31, 2010:

Portfolio Manager	Aggregate Dollar Range of Holdings in the Registrant
H. Kevin Birzer	None
Zachary A. Hamel	None
Kenneth P. Malvey	None
Terry Matlack	None
David J. Schulte	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/10-7/31/10	0	0	0	0
Month #2 8/1/10-8/31/10	0	0	0	0
Month #3 9/1/10-9/30/10	0	0	0	0
Month #4 10/1/10-10/31/10	0	0	0	0
Month #5 11/1/10-11/30/10	0	0	0	0
Month #6 12/1/10-12/31/10	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit.  Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  None.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: February 25, 2011	By:	/s/ Kenneth P. Malvey
Name: Kenneth P. Malvey
Title: Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kenneth P. Malvey	/s/ Terry Matlack
Name: Kenneth P. Malvey	Name: Terry Matlack
Title: Chief Executive Officer	Title: Chief Financial Officer
Date: February 25, 2011	Date: February 25, 2011